Asset Retirement Obligation	12 Months Ended
Dec. 31, 2013
Asset Retirement Obligation [Abstract]
Asset Retirement Obligation

14.  Asset Retirement Obligation

As at December 31	2013	2012

Asset Retirement Obligation, Beginning of Year	$969	$921
Liabilities Incurred	38	43
Liabilities Settled	(126)	(90)
Change in Estimated Future Cash Outflows	68	28
Accretion Expense	53	53
Foreign Currency Translation	(36)	14
Asset Retirement Obligation, End of Year	$966	$969

Current Portion (See Note 11)	$66	$33
Long-Term Portion	900	936
	$966	$969

Encana is responsible for the retirement of long-lived assets related to its oil and gas assets and midstream assets at the end of their useful lives.